Prepayment and Deposit	12 Months Ended
Feb. 28, 2026
Prepayment And Deposit
Prepayment and Deposit

Note 7 – Prepayment and Deposit

Prepaid expenses consist of the deposit pledge to the vendor for stock credits for resale. Our current vendors are China Unicom and China Mobile for our Telecommunication Products & Services business and our SMS & MMS business. Deposits include payments placed into the e-commerce platforms where we offer our products and services. The platforms are PinDuoDuo, Tmall, and JD.com.

	February 28, 2026	February 28, 2025

Deposit	$4,518,064	$6,631,704
Prepayment	282,572	385,099
	$4,800,636	$7,016,803